Transactions with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Mar. 02, 2022	Dec. 31, 2021	Mar. 05, 2021
Transaction with Related Parties [Abstract]
Payable to related parties		$ 35			$ 127
Amortization of arrangement fees		$ 127	$ 74
Common stock, shares that can be exchanged (in shares)					4,066,181
Common stock, par value (in dollars per share)		$ 0.01			$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share)		$ 0.01			0.01
Common stock, number of shares tendered for exchange (in shares)	2,834,612
Shares issued (in shares)		526,916
Series B Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Preferred stock, par value (in dollars per share)					$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares)					0.28
Shares issued (in shares)	793,657
Series B Preferred Stock [Member] | Mrs. Aliki Paliou [Member]
Transaction with Related Parties [Abstract]
Shares issued (in shares)	657,396
Series B Preferred Stock [Member] | Mr. Andreas Michalopoulos [Member]
Transaction with Related Parties [Abstract]
Shares issued (in shares)	28,171
Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Payable to related parties		$ 35			$ 63
Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount		293	215
Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount		90	$ 90
Mango Shipping Corp. [Member] | Interest and Finance Costs [Member]
Transaction with Related Parties [Abstract]
Interest and commitment fees		139
Amortization of arrangement fees		$ 64
Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Line of credit facility				$ 5,000
Term		1 year
Interest rate		9.00%
Arrangement fees capitalized		$ 200
Commitment fee percentage		3.00%
Amount drawn under credit facility		$ 5,000